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                                                                    May 1, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

   Re: Initial Registration Statements on Form N-6 for Metropolitan Life
       Insurance Company, Paragon Separate Account A (File No. 811-5382), Paragon Separate Account B (File No. 811-7534), Paragon Separate Account C (File No. 811-7982), and Paragon Separate Account D (File
       No. 811-08385)

Ladies and Gentlemen:

On behalf of Paragon Separate Account A (File No. 811-5382), Paragon Separate Account B (File No. 811-7534), Paragon Separate Account C (File No. 811-7982), and Paragon Separate Account D (File No. 811-08385), (each a "Separate Account" and collectively, the "Separate Accounts"), Metropolitan Life Insurance Company ("MetLife"), and General American Life Insurance Company ("General American"), we are transmitting for filing pursuant to the Securities Act of 1933 initial registration statements ("New Registration Statements") for certain variable life insurance contracts (collectively, the "Contracts"). Certain of the Contracts are registered on Form N-6 and others on Form S-6.

The New Registration Statements are being filed in connection with the merger ("Merger") of Paragon Life Insurance Company ("Paragon") and Metropolitan Life Insurance Company. Before the Merger, the Contracts were issued by Paragon. As the surviving company after the Merger, MetLife will possess all the rights, duties and obligations of Paragon, including those relating to being the depositor of each of the Separate Accounts. Following the Merger, each of the Separate Accounts was transferred intact to MetLife and will continue to support the Contracts outstanding at the time of the Merger, and can receive any additional payments made under the Contracts following the Merger.

In addition, because General American guaranteed insurance obligations under the Contracts issued by Paragon before May 1, 2006, the New Registration Statements also will register that guarantee, and will include information about and financial statements of General American.

By letter dated January 31, 2006, MetLife submitted to the staff of the Securities and Exchange Commission (the "Commission") a proposal for (i) the informal submission to the Commission staff of draft registration statements for the Contracts, and (ii) the subsequent formal filing with the Commission of registration statements (the New Registration Statements) for the Contracts in

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connection with the Merger./1/ Informal draft registration statements were submitted to the Commission staff on January 31, 2006, and again on April 21, 2006. In the cover letter accompanying the initial set of informal draft registration statements, MetLife proposed to file the New Registration Statements with the Commission on May 1, 2006, and to have those New Registration Statements declared effective on that date.

The New Registration Statements update the most recent registration statements pertaining to the Separate Accounts by presenting MetLife as the depositor of the Separate Accounts, and reflect clarifications to disclosure required by the Commission staff following its review of the informal draft registration statements. The New Registration Statements are complete and include all required exhibits.

With respect to each of the New Registration Statements, MetLife, General American and each Separate Account acknowledge that:

  . should the Commission or the Commission staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and

  . the action of the Commission or the Commission staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve MetLife, General American and the relevant Separate Account from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  . MetLife, General American and the relevant Separate Account may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

Please contact the undersigned at (617) 578-2710 if you have any questions or need more information.

Sincerely,

METROPOLITAN LIFE INSURANCE
COMPANY

By: /s/ Gina C. Sandonato
    --------------------------
    Gina C. Sandonato, Esq.
    Senior Counsel

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/1/  Letter from Mary E. Thornton, Esq., Sutherland Asbill & Brennan LLP to
     Robert S. Lamont, Esq., Division of Investment Management, U.S. Securities and Exchange Commission (Jan. 31, 2006); see also Letter from Mary E. Thornton, Esq., Sutherland Asbill & Brennan LLP to William J. Kotapish, Esq., Assistant Director, Division of Investment Management, U.S. Securities and Exchange Commission (Nov. 1, 2004).

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GENERAL AMERICAN LIFE
INSURANCE COMPANY

By: /s/ Michael R. Baltrus
    --------------------------
    Michael R. Baltrus
    Vice President